INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	$ 45,993,737	$ 2,031,785	$ 19,054,472
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (11,498,434)	$ (507,946)	$ (4,763,618)
Effect of income tax rate difference in other jurisdictions	23,195	(1,118,844)	(596,978)
Effect of preferential tax rates	1,306,561	999,270	2,345,990
Remeasurement of deferred taxes for tax rate change		(1,269,155)	(610,551)
Super deduction of research and development expense	5,509,308	4,725,220	4,476,114
Nondeductible expenses	(1,998,354)	(4,142,647)	(4,138,443)
Non-taxable income	194,107	35,616	109,984
Changes in valuation allowance	(7,185,112)	(6,334,151)	(1,186,269)
Excess tax benefits from share-based compensation	662,419	1,146,536
Remeasurement of share-based compensation tax attributes (Note)		2,177,436	2,200,000
Income tax expense	$ (12,986,310)	$ (4,288,665)	$ (4,363,771)